Statement of Cash Flows - Summary of Cash and Cash Equivalents (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Cash and cash equivalents if different from statement of financial position [abstract]
Cash	₩ 2,496,941		₩ 2,560,970
Checks issued by other banks	150,047		327,781
Due from the Bank of Korea	17,579,643		12,340,532
Due from other financial institutions	10,782,743		10,379,559
Sub-total	31,009,374		25,608,842
Due from financial institutions measured at fair value through profit or loss	200,743		100,094
Sub-total	31,210,117		25,708,936
Restricted due from financial institutions	(20,754,706)		(15,303,363)
Due from financial institutions with original maturities over three months	(1,346,951)		(1,720,481)
Sub-total	(22,101,657)		(17,023,844)
Total	₩ 9,108,460	$ 7,683,222	₩ 8,685,092	$ 7,326,100	₩ 6,123,725	₩ 6,642,816